Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Current
Other Assets		₨ 13,802	$ 183	₨ 12,536
Non-current
Other non-current assets		844	$ 11	946
Current
Current
Balances and receivables from statutory authorities	[1]	4,445		4,398
Export benefits receivable	[2]	2,652		2,363
Prepaid expenses		950		951
Others	[3]	5,755		4,824
Other Assets		13,802		12,536
Non-current
Non-current
Security deposits		613		562
Others		231		384
Other non-current assets		₨ 844		₨ 946

[1]	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.
[2]	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
[3]	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.